10. Derivative Valuation (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Valuation December 2013 Note Tables
Derivative liability activity
	Warrants	Conversion Feature	Total
Derivative Liability at December 31, 2011	$–	$–	$–
Liability on June 27, 2012 related to Issuances of Debt and Warrants	–	269,284	269,284
Change in Fair Value at the End of the Year	53,219	(253,541)	(200,322)
Derivative Liability at December 31, 2012	53,219	15,743	68,962

Change in Fair Value related to Original Debenture prior to Cancellation of Warrants and Assignment of Debenture on August 29, 2013	(13,708)	(4,113)	(17,821)
Elimination of Liability Due to Cancellation of Warrants and Reassignment of Debt on August 29, 2013	(39,511)	(11,630)	(51,141)
Liability on August 29, 2013 related to Assignment of Debt	–	5,077,705	5,077,705
Decrease in Liability on September 9, 2013 due to $75,000 Note Payable Conversion	–	(200,495)	(200,495)
Change in Fair Value Conversion date	–	(2,009,608)	(2,009,608)
Elimination of Liability on November 11, 2013 due to Full Conversion of Remaining Balance of $1,088,333	–	(2,867,602)	(2,867,602)
Derivative Liability at December 31, 2013	$–	$–	$–